Investment Objectives and Goals - Davidson Intermediate Taxable ETF	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DAVIDSON INTERMEDIATE TAXABLE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Davidson Intermediate Taxable ETF (the “Fund”) seeks current income, preservation of principal value and total return.